Financial instruments with off-balance sheet credit risk (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Within 1 year	$ 219,421
From 1 to 2 years	1,000
From 2 to 5 years	13,791
After 5 years	664
Maturity Of Banks Outstanding Financial Instruments With Off Balance Sheet Credit Risk	$ 234,876